Fair Value Measurement - Schedule of Fair Value Measurement Inputs (Details) - Fair Value, Inputs, Level 3	Mar. 31, 2026 $ / shares yr	Mar. 26, 2026 yr $ / shares
Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input | $ / shares	7.66	10.00
Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	0.80	0.80
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	0.0383	0.0400
Remaining term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input | yr	3.99	4.00